Organization and Principal Activities (Details) - Schedule of consolidated balance sheets - VIE [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 607,278	$ 117,434
Restricted cash	30,269	22,948
Accounts receivable, net	403,708	1,221,844
Prepaid expenses and other current assets	485,154	383,041
Total current assets	1,526,409	1,745,267
Non-current assets
Plant and equipment, net	120,280	123,672
Intangible assets, net	30,547	61,797
Deferred tax assets	13,724	87,967
Total non-current assets	164,551	273,436
Total assets	1,690,960	2,018,703
Current liabilities
Accounts payable	2,743	4,912
Contract liabilities		154,106
Accrued expenses and other current liabilities	379,989	336,467
Total current liabilities	382,732	495,485
Non-current liability
Due to a related party, non-current	621,021	671,776
Total non-current liability	621,021	671,776
Total liabilities	$ 1,003,753	$ 1,167,261